Related party transactions (Details) (USD $)	12 Months Ended
	Mar. 31, 2013
Mr. Anthony So, Director, Chief Executive Officer and Treasurer
Year Ended March 31, 2011 (i), (ii), (iii)	$ 915,000	[1],[2],[3]
Year Ended March 31, 2012 (i), (ii), (iii)	857,000	[1],[2],[3]
Year Ended March 31, 2013 (i), (ii), (iii)	857,000	[1],[2],[3]
Mr. Kim Wah Chung, Director
Year Ended March 31, 2011 (i), (ii), (iii)	165,000	[1],[2],[3]
Year Ended March 31, 2012 (i), (ii), (iii)	161,000	[1],[2],[3]
Year Ended March 31, 2013 (i), (ii), (iii)	160,000	[1],[2],[3]
Mr. Woo-Ping Fok, Director
Year Ended March 31, 2011 (i), (ii), (iii)		[1],[2],[3]
Year Ended March 31, 2012 (i), (ii), (iii)		[1],[2],[3]
Year Ended March 31, 2013 (i), (ii), (iii)		[1],[2],[3]
Mr. Andrew So, Director
Year Ended March 31, 2011 (i), (ii), (iii)		[1],[2],[3]
Year Ended March 31, 2012 (i), (ii), (iii)	88,000	[1],[2],[3]
Year Ended March 31, 2013 (i), (ii), (iii)	124,000	[1],[2],[3]
Mr. J. Stewart Jackson, IV, Former Director
Year Ended March 31, 2011 (i), (ii), (iii)		[1],[2],[3]
Year Ended March 31, 2012 (i), (ii), (iii)		[1],[2],[3]
Year Ended March 31, 2013 (i), (ii), (iii)		[1],[2],[3]
Mr. Henry Schlueter, Director and Assistant Secretary
Year Ended March 31, 2011 (i), (ii), (iii)	87,000	[1],[2],[3]
Year Ended March 31, 2012 (i), (ii), (iii)	68,000	[1],[2],[3]
Year Ended March 31, 2013 (i), (ii), (iii)	74,000	[1],[2],[3]
Mr. Albert So, Director, ChiefFinancial Officer and Secretary
Year Ended March 31, 2011 (i), (ii), (iii)	118,000	[1],[2],[3]
Year Ended March 31, 2012 (i), (ii), (iii)	118,000	[1],[2],[3]
Year Ended March 31, 2013 (i), (ii), (iii)	$ 124,000	[1],[2],[3]

[1]	(i) Apart from the emoluments paid by the Group as shown above, one of the properties of the Group in Hong Kong is also provided to Mr. So Hung Gun, Anthony for his accommodation.
[2]	(ii) The amounts for the years ended March 31, 2011, 2012 and 2013 represented professional fees paid to Schlueter & Associates, P.C., the Group's SEC counsel, in which Mr. Henry Schlueter is one of the principals.
[3]	(iii) The amount for the year ended March 31, 2011, included unpaid vacation payments of $115,000 and $14,000 for Mr. So Hung Gun, Anthony, and Mr. Chung Kim Wah, respectively. The amount for the year ended March 31, 2012, included unpaid vacation payments of $57,000 and $10,000 for Mr. So Hung Gun, Anthony, and Mr. Chung Kim Wah, respectively. The amount for the year ended March 31, 2013, included unpaid vacation payments of $57,000, $9,000, $5,000 for Mr. So Hung Gun, Anthony, Mr. Chung Kim Wah, and Mr. So Chun Wah, Albert, respectively.